OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Beginning Balance	£ 5,355	£ 5,355	£ 5,355
Issued in the year:
US dollar notes ($1,500 million nominal)	162	63
Ending Balance	6,491	5,355	5,355
US dollar notes, nominal
Issued in the year:
US dollar notes ($1,500 million nominal)	£ 1,136